Litigation (Details Narrative) - USD ($)	Feb. 21, 2017	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Litigation settlement, amount	$ 227,000
Convertible notes payable	80,000
Convertible notes payable		$ 1,363,698	$ 1,439,116	$ 1,740,122
Third parties [Member] | Two Notes [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Convertible notes payable	$ 80,000	80,000	80,000	$ 80,000
Debt amount			$ 227,000
Accrued interest		$ 227,000